Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 37,629	$ 0
Prepaid expenses	929,250
Total current assets	966,879
Deferred offering costs		1,254,190
Cash and investments held in Trust Account	1,725,021,097
Total Assets	1,725,987,976	1,254,190
Current liabilities:
Accounts payable and accrued expenses	4,057,629	777,857
Promissory Note - Related Party		300,000
Due to Sponsors	631,638	156,333
Total current liabilities	4,689,267	1,234,190
Warrant liabilities	189,887,500
Deferred underwriting compensation	60,375,000
Total Liabilities	254,951,767	1,234,190
Class A ordinary shares subject to possible redemption	1,466,036,200
Commitments and Contingencies
Shareholders' equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	105,991,652	20,688
Accumulated deficit	(100,998,545)	(5,000)
Total Shareholders' Equity	5,000,009	20,000
Total Liabilities and Shareholders' Equity	1,725,987,976	1,254,190
Common Class A [Member]
Shareholders' equity:
Common Stock	2,590
Common Class B [Member]
Shareholders' equity:
Common Stock	$ 4,312	$ 4,312	[1]

[1]	This number includes an aggregate of up to 5,625,000 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised by the underwriters.